ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of Effect of Change in Accounting Principle
The following financial statement line items as of December 31, 2019 and June 30, 2019 were affected by the change in accounting principle. There was no impact of the change on the statements of operations, of comprehensive income, of cash flows or of changes in equity.

As of December 31, 2019 (in thousands of $)
	As reported before change of principle	As reported after change of principle	Effect of change
Cash and cash equivalents	88,931	153,060	64,129
Restricted cash – current	15,449	10,184	(5,265)
Restricted cash – long-term	58,864	—	(58,864)
Total cash and cash equivalents and restricted cash	163,244	163,244	—

As of June 30, 2019 (in thousands of $)
	As reported before change of principle	As reported after change of principle	Effect of change
Cash and cash equivalents	97,937	155,562	57,625
Restricted cash – current	19,612	7,695	(11,917)
Restricted cash – long-term	45,708	—	(45,708)
Total cash and cash equivalents and restricted cash	163,257	163,257	—